Note Loans (Composition of loans held-in-portfolio-covered loans and past due status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	$ 517,274		$ 572,878
Covered loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	82,764		110,336
Current	434,510		462,542
Loans covered under loss-sharing agreements with the FDIC	517,274	[1]	572,878	[2]
Covered loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	17,158		26,257
Covered loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	5,600		13,149
Covered loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	60,006		70,930
Covered loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	81,111		108,266
Current	421,818		448,304
Loans covered under loss-sharing agreements with the FDIC	502,929		556,570
Covered loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	16,640		25,506
Covered loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	5,453		12,904
Covered loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	59,018		69,856
Covered loans | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,653		2,070
Current	12,692		14,238
Loans covered under loss-sharing agreements with the FDIC	14,345		16,308
Covered loans | Consumer | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	518		751
Covered loans | Consumer | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	147		245
Covered loans | Consumer | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 988		$ 1,074

[1]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[2]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.